TREASURY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Treasury stock (in shares)	838,185	838,185
Treasury stock	$ (8,082)	$ (8,082)
Average cost per share (in USD per share)	$ 9.64